Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

11. Property, plant and equipment

Dec. 31, 2021	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2021	$79,059	$957,162	$2,217,461	$2,793,719	$214,303	$6,261,704
Additions	9,084	268,090	1,731	17,735	49,695	346,335
Capitalized stripping and development	-	-	79,426	-	-	79,426
Decommissioning and restoration	-	(525)	4,630	139,911	-	144,016
Transfers and other movements	-	(357,381)	128,320	229,981	(920)	-
Disposals	-	(5,941)	-	(10,803)	(3,544)	(20,288)
Impairment	-	-	(1,054)	(192,419)	-	(193,473)
Effects of movements in exchange rates	64	(3,175)	3,486	5,795	192	6,362
Balance, Dec. 31, 2021	88,207	858,230	2,434,000	2,983,919	259,726	6,624,082

Accumulated depreciation
Balance, Jan. 1, 2021	-	-	1,126,274	1,271,581	132,194	2,530,049
Depreciation for the year	-	-	155,878	181,565	24,536	361,979
Disposals	-	-	-	(8,525)	(3,158)	(11,683)
Effects of movement in exchange rates	-	-	2,217	501	53	2,771
Balance, Dec. 31, 2021	-	-	1,284,369	1,445,122	153,625	2,883,116
Net book value	$88,207	$858,230	$1,149,631	$1,538,797	$106,101	$3,740,966

[1] Includes $5,112 of capital works in progress - ROU assets (costs) that relate to the Arizona business unit (December 31, 2020 - $4,777, related to the Arizona and Manitoba business unit).

Dec. 31, 2020	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, January 1, 2020	$69,903	$733,874	$2,146,583	$2,653,752	$201,972	$5,806,084
Additions	809	256,251	311	28,523	17,759	303,653
Capitalized stripping and development	-	-	83,137	-	-	83,137
Decommissioning and restoration	-	263	6,849	39,680	-	46,792
Transfers and other movements	8,040	(36,668)	(41,256)	70,777	(893)	-
Disposals	-	-	-	(19,681)	(5,884)	(25,565)
Effects of movements in exchange rates	307	3,442	21,837	20,668	1,349	47,603
Balance, Dec. 31, 2020	79,059	957,162	2,217,461	2,793,719	214,303	6,261,704

Accumulated depreciation
Balance, January 1, 2020	-	-	963,530	1,069,687	110,308	2,143,525
Depreciation for the year	-	-	146,113	200,632	23,351	370,096
Disposals	-	-	-	(14,038)	(2,475)	(16,513)
Effects of movement in exchange rates	-	-	16,631	15,300	1,010	32,941
Balance, Dec. 31, 2020	-	-	1,126,274	1,271,581	132,194	2,530,049
Net book value	$79,059	$957,162	$1,091,187	$1,522,138	$82,109	$3,731,655

During the third quarter of 2021, an impairment indicator was identified in relation to a revised Flin Flon closure plan. The revised closure plan, reflecting higher cost estimates, led to a large increase in the environmental obligation (note 18) and a corresponding increase to Flin Flon PP&E. The increase in Flin Flon PP&E prompted an impairment test of these assets since the Flin Flon operation is expected to close mid-2022. Hudbay recorded an impairment to PP&E by comparing the carrying value of the Flin Flon operation to its recoverable amount using the value-in-use method for future cash flows associated with the operation until closure. The value-in-use recoverable amount is considered a level 3 valuation method. This resulted in an impairment loss of $147,305.

During the fourth quarter, as a result of declines in risk-free discount rates and with the Flin Flon operation being near closure, the same recoverability of assets test was performed. This resulted in an impairment loss of $46,168. Given the closure is expected to occur in less than 12 months, the impairment was charged to the consolidated income statements. For more information see note 5h.

Given the closure is expected to occur in less than 12 months, future adjustments to the Flin Flon environmental provision from fair value adjustments, or otherwise, may lead to future impairment tests of the Flin Flon operation and any resulting impairments or impairment reversals will be charged to the consolidated income statements.

Effective January 1, 2021, following a new NI 43-101 technical report for Peru, the Company made a change in estimate for the depreciation calculation of certain mineral property PP&E assets in Peru to utilize contained metal. This better reflects the systematic allocation of costs to inventory given the change in grade profile following the recently published NI 43-101. Since the change is in response to an updated life-of-mine plan, it is being treated in accordance with a change in estimate and will be applied prospectively. For the year ended December 31, 2021, depreciation expense is higher by $4,835 compared to the result under the previous depreciation calculation.